Provision for decommissioning costs (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provision For Decommissioning Costs
Opening balance	$ 28,514	$ 26,202
Adjustment to provision	7	8
Transfers related to liabilities held for sale		100
Use of provisions	(1,306)	(721)
Interest accrued	688	629
Others	(8)	(12)
Translation adjustment	1,799	3,530
Closing balance	$ 29,694	$ 29,736